                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5340

  NAME OF REGISTRANT:                                                    VANGUARD NEW JERSEY TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              ANNE E. ROBINSON

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2016 - JUNE 30, 2017

  FUND:   VANGUARD NEW JERSEY MUNICIPAL MONEY MARKET FUND

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  ISSUER:               Nuveen New Jersey Dividend Advantage Municipal Fund

  TICKER:               NXJ                                  CUSIP:   67069Y607

  MEETING DATE:   11/15/2016                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen New Jersey Dividend Advantage Municipal Fund

  TICKER:               NXJ                                  CUSIP:   67069Y706

  MEETING DATE:   11/15/2016                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD NEW JERSEY TAX-FREE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 29, 2017

  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016,

             see File Number 33-32548. Incorporated by Reference.